Interest-Bearing Loans and Borrowings - Summary of Redemption in Outstanding Principal Amount of Notes (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
3.750% Notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jan. 27, 2021
Issuer	ABIWW
Title of series of notes issued exchanged percentage	3.75%
Title of series of notes issued exchanged due maturity period	Notes due 2024
Currency	AUD
Aggregate principal amount outstanding	$ 650
Principal amount redeemed	$ 650
1.500% Notes due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jan. 28, 2021
Issuer	ABISA
Title of series of notes issued exchanged percentage	1.50%
Title of series of notes issued exchanged due maturity period	Notes due 2025
Currency	EUR
Aggregate principal amount outstanding	$ 2,147
Principal amount redeemed	$ 2,147
4.150% Notes due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jun. 29, 2021
Issuer	ABIWW
Title of series of notes issued exchanged percentage	4.15%
Title of series of notes issued exchanged due maturity period	Notes due 2025
Currency	USD
Aggregate principal amount outstanding	$ 2,500
Principal amount redeemed	$ 2,500
4.600% Notes due 2045 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jul. 23, 2021
Issuer	ABIFI
Title of series of notes issued exchanged percentage	4.60%
Title of series of notes issued exchanged due maturity period	Notes due 2045
Currency	USD
Aggregate principal amount outstanding	$ 565
Principal amount redeemed	$ 565